UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Salomon Brothers Asset Management Inc
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end:  December 31
Date of reporting period: December 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

      The Annual Report to Stockholders is filed herewith.

       [SALOMON BROTHERS
       Variable Series Funds Inc]


   Annual
   Report
   2003

   DECEMBER 31, 2003

..  LARGE CAP GROWTH FUND


                                   [GRAPHIC]

                                    [GRAPHIC]

SALOMON BROTHERS VARIABLE SERIES FUNDS INC
 Table of Contents

LETTER FROM THE CHAIRMAN....................................  1

MANAGER OVERVIEW............................................  2

FUND PERFORMANCE............................................  4

SCHEDULE OF INVESTMENTS.....................................  5

STATEMENT OF ASSETS AND LIABILITIES.........................  7

STATEMENT OF OPERATIONS.....................................  8

STATEMENTS OF CHANGES IN NET ASSETS.........................  9

NOTES TO FINANCIAL STATEMENTS............................... 10

FINANCIAL HIGHLIGHTS........................................ 14

REPORT OF INDEPENDENT AUDITORS.............................. 15

ADDITIONAL INFORMATION...................................... 16

TAX INFORMATION............................................. 20

                                    [GRAPHIC]

                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC

                            Letter from the Chairman


[PHOTO]

R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and
Chief Executive Officer

DEAR SHAREHOLDER,

At the start of the fund's fiscal year in January 2003, the domestic economy and stock market were dominated by uncertainty stemming from growing geopolitical tensions, especially the run-up to the war in Iraq. By March of 2003, business and economic fundamentals began to show signs that the bear market for stocks that had dominated the previous three years was finally nearing an end. As the year progressed, new federal tax legislation provided a significant near-term tax cut for consumers, businesses and investors while key interest rates continued to hover near record lows. These factors, among others, contributed to a broad stock market rally that produced significant gains for many sectors of the economy.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,
/s/ R. Jay Gerken

R. Jay Gerken, CFA Chairman, President and
Chief Executive Officer

January 14, 2004

                                    [GRAPHIC]

                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC
                                Manager Overview

PERFORMANCE UPDATE

During its fiscal year ended December 31, 2003, the fund's/1/ Class I shares returned 44.47%. In comparison, the fund outperformed its benchmark, the unmanaged Russell 1000 Growth Index,/i/ which returned 29.75% for the same period. The fund also outperformed its Lipper large-cap growth variable funds category average, which was 28.18% for the same period./2/

                             PERFORMANCE SNAPSHOT
                            AS OF DECEMBER 31, 2003
                                  (unaudited)

                                                           6 Months 12 Months

   Class I Shares                                           19.24%    44.47%

   Russell 1000 Growth Index                                14.73%    29.75%

   Lipper Large-Cap Growth Variable Funds Category Average  13.57%    28.18%

 All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost.

 The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the fund.

 All index performance reflects no deduction for fees, expenses or taxes. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.

 Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended December 31, 2003 and include the reinvestment of dividends and capital gains, if any. Returns were calculated among the 149 funds for the six-month period and among the 146 funds for the 12-month period in the large-cap growth variable funds category.


Although the strength of high beta,/ii/ low quality stocks made the most headlines in 2003, high quality, large-cap growth stocks regained the attention of many investors as the year progressed. Returns for the S&P 500 Index,/iii/ a broad measure of large-cap stocks, were positive for 2003, with many sectors participating in the recovery after three negative years.

Two important determinants in the valuation of growth stocks have been interest rates and the trajectory of earnings. The Fed's low interest rate policy helped to jump-start -- and continues to fuel -- the economic recovery. As a result, borrowing costs have been kept down, validating higher multiples for equities as well as signaling the beginning of an increase in corporate spending. Many of the companies in the portfolio have taken advantage of the interest rate environment to strengthen their balance sheets by refinancing debt or by borrowing strategically. Many corporate managements have entered 2004 with renewed enthusiasm and appear to be more committed to increasing investment in the coming year. Businesses now join the consumer with spending plans that should help fuel economic growth over the intermediate term.

In general, corporate earnings have surprised on the upside, relative to expectations. Many companies' earnings bottomed in the third quarter of 2002 and have improved sequentially since then. Consensus earnings estimates continued to rise during 2003, and many of the portfolio's holdings were actually "cheaper" than they were at the

1The fund is an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation.
2Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended December 31, 2003, calculated among the 146 funds in the large-cap growth variable funds category including the reinvestment of dividends and capital gains, if any.

beginning of the year, as measured by their price-to-earnings ratios./iv/ We continued to work under the assumption that the price of a stock follows the direction of the underlying company's earnings, with positive implications for the large cap investment universe. All of these factors contributed to the fund's positive performance. Individual holdings that contributed positively to the fund's performance for 2003 included shares of internet retailer Amazon.com, Inc., leading biotechnology firm Genentech, Inc. and semiconductor giant Intel Corp.

While fund performance was positive, some holdings detracted from fund performance during the period, including shares of pharmaceutical producer Merck & Co. Inc., manufacturing conglomerate Tyco International Ltd. and financial services firm Bank One Corp. Fund holdings in Tyco and Bank One were sold during the second quarter of 2003, but Merck remained a holding at the close of the period.

New bull markets (real or perceived) usually start out with small-cap stocks outperforming their large-cap brethren, until the rally starts to mature and broaden across asset classes. Our disciplined approach seeks to identify large-cap growth, high-quality companies that we believe possess the following characteristics: impeccable, self-funding financials; world class, motivated management teams; and market leadership/dominance in its franchise, often associated with intellectual property. We believe shares of large-cap growth companies, such as those held in the portfolio, may remain leaders in the coming year.

Thank you for your investment in the Salomon Brothers Variable Large Cap Growth Fund. We appreciate that you have entrusted us to manage your money, and we value our relationship with you.

Sincerely,

The Portfolio Management Team
Salomon Brothers Asset Management Inc

January 14, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2003 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were:
Amazon.com, Inc. (6.4%); Intel Corp. (5.0%); Genentech, Inc. (4.3%); Berkshire Hathaway Inc. (4.1%); The Gillette Co. (4.0%); Merrill Lynch & Co., Inc. (4.0%); Pfizer Inc. (3.9%); The Home Depot, Inc. (3.9%); Time Warner Inc. (3.7%); The Coca Cola Co. (3.6%). Please refer to pages 5 and 6 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

/i/The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.
/ii/Beta measures the sensitivity of the fund to the movements of its benchmark. /iii/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
/iv/The price-to-earnings (P/E) ratio is a stock's price divided by its earnings per share.

The following graph depicts the performance of the Large Cap Growth
Fund -- Class I Shares versus the Russell 1000 Growth Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

 HISTORICAL PERFORMANCE (unaudited)
 SALOMON BROTHERS VARIABLE LARGE CAP GROWTH FUND -- CLASS I SHARES Comparison of $10,000 Investment in the Fund with Russell 1000 Growth Index
                                    [CHART]
                     Large Cap       Russell 1000
       Date         Growth Fund      Growth Index
     --------       -----------      ------------
     4/30/02          $10,000          $10,000
       6/02             8,750            8,855
      12/02             8,080            8,061
       6/03             9,790            9,116
     12/31/03          11,673           10,459



Past performance is not predictive of future performance. The graph does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance shown. Total returns may also reflect a voluntary expense limitation imposed by Salomon Brothers Asset Management Inc to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated.

 Average Annual Total Return -- Class I Shares+ (unaudited)

Twelve Months Ended 12/31/03                                                       44.47%
-----------------------------------------------------------------------------------------
4/30/02* through 12/31/03                                                           9.70
----------------------------------------------------------------------------------------

 Cumulative Total Return -- Class I Shares+ (unaudited)

4/30/02* through 12/31/03                                                          16.73%
----------------------------------------------------------------------------------------

 + Assumes the reinvestment of all dividends and capital gains distributions at net asset value. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by Salomon Brothers Asset Management Inc to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated.
 * Commencement of operations.

          Schedule of Investments
          December 31, 2003


          Shares                 Security                    Value
          -----------------------------------------------------------
          COMMON STOCK -- 93.8%
          Beverages -- 3.4%
           4,420 The Coca-Cola Co........................ $   224,315
                                                          -----------
          Biotechnology -- 9.3%
           3,270 Amgen Inc.+.............................     202,086
           3,605 Biogen Idec Inc.+.......................     132,592
           2,860 Genentech, Inc.+........................     267,610
                                                          -----------
                                                              602,288
                                                          -----------
          Communications Equipment -- 9.3%
          13,820 CIENA Corp.+............................      91,765
           7,350 Cisco Systems, Inc.+....................     178,532
           6,480 Juniper Networks, Inc.+.................     121,046
          18,800 Lucent Technologies Inc.+...............      53,392
          11,600 Motorola, Inc...........................     163,212
                                                          -----------
                                                              607,947
                                                          -----------
          Computers and Peripherals -- 3.4%
           6,540 Dell Inc.+..............................     222,098
                                                          -----------
          Diversified Financials -- 6.2%
           4,160 Merrill Lynch & Co., Inc................     243,984
           2,720 Morgan Stanley..........................     157,406
                                                          -----------
                                                              401,390
                                                          -----------
          Food Products -- 2.5%
           2,870 Wm. Wrigley Jr. Co......................     161,323
                                                          -----------
          Industrial Conglomerates -- 2.1%
           4,400 General Electric Co.....................     136,312
                                                          -----------
          Insurance -- 6.7%
           2,730 American International Group, Inc.......     180,944
               3 Berkshire Hathaway Inc., Class A Shares+     252,750
                                                          -----------
                                                              433,694
                                                          -----------
          Internet and Catalog Retail -- 9.0%
           7,520 Amazon.com, Inc.+.......................     395,853
           5,500 InterActiveCorp+........................     186,615
                                                          -----------
                                                              582,468
                                                          -----------
          Media -- 7.6%
          12,520 Time Warner Inc.+.......................     225,235
           2,600 Viacom Inc., Class B Shares.............     115,388
           6,580 The Walt Disney Co......................     153,511
                                                          -----------
                                                              494,134
                                                          -----------
          Personal Products -- 3.8%
           6,760 The Gillette Co.........................     248,295
                                                          -----------
          Pharmaceuticals -- 10.7%
           2,480 Eli Lilly & Co..........................     174,418
           2,830 Johnson & Johnson.......................     146,198
           2,870 Merck & Co. Inc.........................     132,594
           6,860 Pfizer Inc..............................     242,364
                                                          -----------
                                                              695,574
                                                          -----------
          Semiconductor Equipment and Products -- 10.6%
           9,490 Intel Corp..............................     305,578
           7,150 Texas Instruments Inc...................     210,067
           4,500 Xilinx, Inc.+...........................     174,330
                                                          -----------
                                                              689,975
                                                          -----------

                      See Notes to Financial Statements.

          Schedule of Investments
          December 31, 2003 (continued)


 Shares                           Security                              Value
--------------------------------------------------------------------------------
Software -- 5.5%
   6,590 Microsoft Corp.............................................. $  181,489
   4,730 VERITAS Software Corp.+.....................................    175,767
                                                                      ----------
                                                                         357,256
                                                                      ----------
Specialty Retail -- 3.7%
   6,810 The Home Depot, Inc.........................................    241,687
                                                                      ----------
         TOTAL COMMON STOCK (Cost -- $5,243,572).....................  6,098,756
                                                                      ----------

  Face
 Amount
---------
REPURCHASE AGREEMENTS -- 6.2%
$202,000 Goldman, Sachs & Co., 0.830% due 1/2/04; Proceeds at
          maturity -- $202,009; (Fully collateralized by U.S.
          Treasury Bills, Notes and Bonds, 0.000% to 10.750% due
          4/15/04 to 11/15/26; Market value -- $206,040).............    202,000
 202,000 Merrill Lynch & Co., Inc., 0.820% due 1/2/04; Proceeds at
          maturity -- $202,009; (Fully collateralized by U.S.
          Treasury Bonds, 5.250% to 8.125% due 8/15/19 to 2/15/29;
          Market value -- $206,040)..................................    202,000
                                                                      ----------
         TOTAL REPURCHASE AGREEMENTS (Cost -- $404,000)..............    404,000
                                                                      ----------
         TOTAL INVESTMENTS -- 100.0% (Cost -- $5,647,572*)........... $6,502,756
                                                                      ==========

--------
+Non-income producing security.
*Aggregate cost for Federal income tax purposes is $5,769,497.

                      See Notes to Financial Statements.

          Statement of Assets and Liabilities
          December 31, 2003

   ASSETS:
     Investments, at value (Cost -- $5,647,572)................. $6,502,756
     Dividends and interest receivable..........................      3,551
                                                                 ----------
     Total Assets...............................................  6,506,307
                                                                 ----------
   LIABILITIES:
     Payable for securities purchased...........................    305,513
     Management fee payable.....................................      3,697
     Administration fee payable.................................        429
     Bank overdraft.............................................        144
     Accrued expenses...........................................     37,695
                                                                 ----------
     Total Liabilities..........................................    347,478
                                                                 ----------
   Total Net Assets............................................. $6,158,829
                                                                 ==========
   NET ASSETS:
     Par value of capital shares................................ $      528
     Capital paid in excess of par value........................  5,452,097
     Accumulated net realized loss from investment transactions.   (148,980)
     Net unrealized appreciation of investments.................    855,184
                                                                 ----------
   Total Net Assets............................................. $6,158,829
                                                                 ==========
   Shares Outstanding -- Class I Shares.........................    527,525
                                                                 ----------
   Net Asset Value -- Class I Shares............................     $11.67
                                                                 ----------

                      See Notes to Financial Statements.

          Statement of Operations
          For the Year Ended December 31, 2003

INVESTMENT INCOME:
  Dividends...................................................................... $   19,567
  Interest.......................................................................      2,548
                                                                                  ----------
  Total Investment Income........................................................     22,115
                                                                                  ----------
EXPENSES:
  Shareholder communications.....................................................     31,998
  Audit..........................................................................     29,801
  Management fee (Note 2)........................................................     19,158
  Legal..........................................................................     15,002
  Custody........................................................................     11,702
  Directors' fees................................................................     10,601
  Administration fee (Note 2)....................................................      1,277
  Shareholder servicing fees.....................................................        120
  Registration fees..............................................................         99
  Other..........................................................................        999
                                                                                  ----------
  Total Expenses.................................................................    120,757
  Less: Management fee waiver and expense reimbursement (Note 2).................    (95,237)
                                                                                  ----------
  Net Expenses...................................................................     25,520
                                                                                  ----------
Net Investment Loss..............................................................     (3,405)
                                                                                  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
  Realized Loss From Investment Transactions (excluding short-term investments):
   Proceeds from sales...........................................................    811,153
   Cost of securities sold.......................................................    933,088
                                                                                  ----------
  Net Realized Loss..............................................................   (121,935)
                                                                                  ----------
  Change in Net Unrealized Appreciation (Depreciation) of Investments:
   Beginning of year.............................................................   (170,986)
   End of year...................................................................    855,184
                                                                                  ----------
  Increase in Net Unrealized Appreciation........................................  1,026,170
                                                                                  ----------
Net Gain on Investments..........................................................    904,235
                                                                                  ----------
Increase in Net Assets From Operations........................................... $  900,830
                                                                                  ==========

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Years Ended December 31,

                                                                      2003       2002(a)
                                                                  -----------  ----------
OPERATIONS:
  Net investment income (loss)................................... $    (3,405) $      724
  Net realized loss..............................................    (121,935)    (27,045)
  Increase (decrease) in net unrealized appreciation.............   1,026,170    (170,986)
                                                                  -----------  ----------
  Increase (Decrease) in Net Assets From Operations..............     900,830    (197,307)
                                                                  -----------  ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..........................................        (728)         --
                                                                  -----------  ----------
  Decrease in Net Assets From Distributions to Shareholders......        (728)         --
                                                                  -----------  ----------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares...............................   8,663,218   1,164,764
  Net asset value of shares issued for reinvestment of dividends.         728          --
  Cost of shares reacquired......................................  (4,360,022)    (12,654)
                                                                  -----------  ----------
  Increase in Net Assets From Fund Share Transactions............   4,303,924   1,152,110
                                                                  -----------  ----------
Increase in Net Assets...........................................   5,204,026     954,803

NET ASSETS:
  Beginning of year..............................................     954,803          --
                                                                  -----------  ----------
  End of year*................................................... $ 6,158,829  $  954,803
                                                                  ===========  ==========
* Includes undistributed net investment income of:...............          --        $724
                                                                  ===========  ==========

--------
(a)For the period April 30, 2002 (commencement of operations) to December 31, 2002.

                      See Notes to Financial Statements.

          Notes to Financial Statements


1. Organization and Significant Accounting Policies

Salomon Brothers Variable Large Cap Growth Fund ("Fund") is a separate diversified investment fund of the Salomon Brothers Variable Series Funds Inc ("Company"); its primary investment objective is to seek long-term growth of capital. The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of this Fund and six other investment funds:
Salomon Brothers Variable Small Cap Growth Fund, Salomon Brothers Variable All Cap Fund (formerly known as Salomon Brothers Variable Capital Fund), Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund and Salomon Brothers Variable Investors Fund. The financial statements and financial highlights for the other investment Funds are presented in separate shareholder reports. The Fund and the other investment funds of the Company are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles ("GAAP") and are as follows: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities traded in the over-the-counter market and securities for which no sales price was reported are valued at the mean of the current bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; debt securities are valued using either prices or estimates of market values provided by market makers or independent pricing services; securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (d) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) class specific expenses are charged to each class; management fees and general expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are recorded as currency gains or losses;
(j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2003, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, accumulated net investment loss of $3,409 was reclassified to paid-in capital. Net investment income, net realized loss and net assets were not affected by this change; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve the Fund from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Transactions with Affiliated Persons

Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. Under the investment management agreement, the Fund pays an investment management fee calculated at the annual rate of 0.75% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

          Notes to Financial Statements
          (continued)


During the year ended December 31, 2003, the Fund had a voluntary expense limitation in place of 1.00%, resulting in waived management fees of $19,158 and an expense reimbursement of $76,079. This expense limitation can be terminated at any time by SBAM.

Effective January 24, 2003, the Fund entered into a new administration agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. As compensation for its services, the Fund pays SBFM a fee calculated at an annual rate of 0.05% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Prior to January 24, 2003, SBAM served as administrator to the Fund. As compensation for its services, the Fund paid SBAM a fee calculated at an annual rate of 0.05% of the Fund's average daily net assets. This fee was calculated daily and paid monthly. SBAM had delegated its responsibilities as administrator to SBFM, pursuant to a Sub-Administration Agreement between SBAM and SBFM.

Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

The Fund has adopted a Rule 12b-1 distribution plan for Class II shares. Under the plan, Class II shares of the Fund are subject to a distribution fee of 0.25% of the average daily net assets of that class.

For the year ended December 31, 2003, CGM and its affiliates did not receive any brokerage commissions.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases................................................... $5,245,751
                                                             ==========
Sales....................................................... $  811,153
                                                             ==========

At December 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:
Gross unrealized appreciation............................... $  864,284
Gross unrealized depreciation...............................  (131,025 )
                                                             ----------
Net unrealized appreciation................................. $  733,259
                                                             ==========

4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

          Notes to Financial Statements
          (continued)


5. Capital Stock

At December 31, 2003, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in Class I shares were as follows:

                                      Year Ended         Period Ended
                                   December 31, 2003 December 31, 2002 (a)
                                   ----------------- ---------------------
     Shares sold..................      868,827             119,761
     Shares issued on reinvestment           71                  --
     Shares reacquired............     (459,614)             (1,520)
                                       --------             -------
     Net Increase.................      409,284             118,241
                                       ========             =======

--------
(a)For the period April 30, 2002 (commencement of operations) to December 31, 2002.

The Fund created Class II shares on August 30, 2002. Prior to that date, the Fund issued one class of shares, which, as of August 30, 2002, has been designated Class I shares. As of December 31, 2003, the Fund had not issued any Class II shares.

6. Capital Loss Carryforward

At December 31, 2003, the Fund had, for Federal income tax purposes, $27,000 of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on December 31 of the year indicated:

                                            2010   2011
                      -                    ------ -------
                      Carryforward amounts $6,000 $21,000

7. Income Tax Information and Distributions to Shareholders

The tax basis components of distributable earnings at December 31 were:

                                                                         2003       2002
                                                                       --------  ---------
Undistributed ordinary income.........................................       --  $     724
                                                                       ========  =========
Accumulated capital losses............................................ $(27,055) $  (5,882)
                                                                       ========  =========
Unrealized appreciation (depreciation)................................ $733,259  $(170,986)
                                                                       ========  =========

At December 31, 2003, the difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to wash sale loss deferrals.

At December 31, 2002, there was no difference between book basis and tax basis unrealized appreciation and depreciation.

The tax character of distributions paid during the year ended December 31 was:

                                              2003
                              -               ----
                              Ordinary income $728
                                              ====

For the period ended December 31, 2002, the Fund did not make any distributions.

          Notes to Financial Statements
          (continued)


8. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended, eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

The Fund's transfer agent is PFPC Inc., which is not affiliated with CAM.

9. Subsequent Event

On February 5, 2004, the Board of Directors approved, effective March 1, 2004, a reduction of management fee from an annual rate of 0.75% to an annual rate of 0.70% of average daily net assets.

          Financial Highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                      Class I Shares
                                                   -----------------
                                                   2003(1)  2002(1)(2)
                                                   -------  ----------
        Net Asset Value, Beginning of Year........ $ 8.08     $10.00
                                                   ------     ------
        Income (Loss) From Operations:
          Net investment income (loss) (3)........  (0.01)      0.01
          Net realized and unrealized gain (loss).   3.60      (1.93)
                                                   ------     ------
        Total Income (Loss) From Operations.......   3.59      (1.92)
                                                   ------     ------
        Less Distributions From:
          Net investment income...................  (0.00)*       --
                                                   ------     ------
        Total Distributions.......................  (0.00)*       --
                                                   ------     ------
        Net Asset Value, End of Year.............. $11.67     $ 8.08
                                                   ======     ======
        Total Return (4)..........................  44.47%    (19.20)%++
        Net Assets, End of Year (000s)............ $6,159       $955
        Ratios to Average Net Assets:
          Expenses (3)(5).........................   1.00%      1.00%+
          Net investment income (loss)............  (0.13)      0.12+
        Portfolio Turnover Rate...................     33%         8%

--------
(1)Per share amounts have been calculated using the monthly average shares method.
(2) For the period April 30, 2002 (commencement of operations) to December 31, 2002.
(3) The investment manager has waived all of its management fees for the year ended December 31, 2003 and the period ended December 31, 2002. In addition, SBAM reimbursed expenses of $76,079 and $54,523 for the year ended December 31, 2003 and the period ended December 31, 2002, respectively. If such fees were not waived and expenses not reimbursed, the per share changes to net investment income (loss) and the actual expense ratios would have been as follows:

     (Increase) Decrease to Expense Ratios Without
     Net Investment Income     Fee Waivers and
        (Loss) Per Share    Expense Reimbursements
     ---------------------- ----------------------
2003         $0.38                   4.73%
2002          0.55                  10.76+

(4) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by SBAM to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated. Past performance is no guarantee of future results.
(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.
 * Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

Report of Independent Auditors


To the Board of Directors of Salomon Brothers Variable Series Funds Inc and Shareholders of Salomon Brothers Variable Large Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Salomon Brothers Variable Large Cap Growth Fund (the "Fund", a portfolio of Salomon Brothers Variable Series Funds Inc) at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, NY
February 17, 2004

          Additional Information
          (unaudited)


Information about Directors and Officers

The business and affairs of the Salomon Brothers Variable Series Funds Inc ("Company") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Company is set forth below. The Statement of Additional Information includes additional information about Company Directors of the Company and is available by contacting the transfer agent at 1-800-SALOMON.

                                                                                              Number of
                                                                          Principal         Portfolios in
                                                  Term of Office*       Occupation(s)       Fund Complex        Other
                                 Position(s) Held  and Length of         During Past         Overseen by  Board Memberships
Name, Address and Age              with Company     Time Served          Five Years           Director    Held by Director
---------------------            ---------------- --------------- ------------------------- ------------- -----------------

Non-Interested Directors:
Carol L. Colman                      Director          Since      President, Colman              35             None
Colman Consulting Co.                                  1998       Consulting Co.
278 Hawley Road
North Salem, NY 10560
Age 58

Daniel P. Cronin                     Director          Since      Associate General              32             None
Pfizer Inc.                                            1998       Counsel, Pfizer Inc.
235 East 42nd Street
New York, NY 10017
Age 57

Leslie H. Gelb                       Director          Since      President Emeritus and         32       Director of two
The Council on Foreign Relations                       2002       Senior Board Fellow;                    registered
58 East 68th Street                                               The Council on Foreign                  investment
New York, NY 10021                                                Relations; formerly,                    companies advised
Age 66                                                            Columnist, Deputy                       by Advantage
                                                                  Editorial Page Editor,                  Advisers, Inc.
                                                                  Op-Ed Page, The New                     ("Advantage")
                                                                  York Times

William R. Hutchinson                Director          Since      President, WR                  42       Director,
535 N. Michigan                                        2003       Hutchinson & Associates,                Associated
Suite 1012                                                        Inc. (consultant); Group                Banc-Corp
Chicago, IL 60611                                                 Vice President, Mergers &
Age 61                                                            Acquisitions, BP p.l.c.

Dr. Riordan Roett                    Director          Since      Professor and Director,        32       Director,
The Johns Hopkins University                           2002       Latin American Studies                  The Latin
1740 Massachusetts Ave. NW                                        Program, Paul H. Nitze                  America Equity
Washington, DC 20036                                              School of Advanced                      Fund, Inc.
Age 66                                                            International Studies,
                                                                  The Johns Hopkins
                                                                  University

Jeswald W. Salacuse                  Director          Since      Henry J. Braker Professor      32       Director of two
Tufts University -- The Fletcher                       2002       of Commercial Law and                   registered
School of Law & Diplomacy                                         formerly Dean, The                      investment
160 Packard Avenue                                                Fletcher School of Law &                companies advised
Medford, MA 02155                                                 Diplomacy, Tufts                        by Advantage
Age 66                                                            University

          Additional Information
          (unaudited) (continued)

                                                                                         Number of
                                                                    Principal          Portfolios in
                           Position(s) Held Term of Office*       Occupation(s)        Fund Complex        Other
                           with Investment   and Length of         During Past          Overseen by  Board Memberships
Name, Address and Age          Company        Time Served          Five Years            Director    Held by Director
---------------------      ---------------- --------------- -------------------------- ------------- -----------------
Interested Director:
R. Jay Gerken, CFA**       Chairman,             Since      Managing Director of            221            None
Citigroup Asset Management President and         2002       Citigroup Global Markets
 ("CAM")                   Chief Executive                  Inc. ("CGM"); Chairman,
399 Park Avenue, 4th Floor Officer                          President and Chief
New York, NY 10022                                          Executive Officer of
Age 52                                                      Smith Barney Fund
                                                            Management LLC
                                                            ("SBFM"), Travelers
                                                            Investment Adviser, Inc.
                                                            ("TIA") and Citi Fund
                                                            Management, Inc.
                                                            ("CFM"); President and
                                                            Chief Executive Officer of
                                                            certain mutual funds
                                                            associated with Citigroup
                                                            Inc. ("Citigroup");
                                                            formerly, Portfolio
                                                            Manager of Smith Barney
                                                            Allocation Series Inc.
                                                            (from 1996 to 2001) and
                                                            Smith Barney Growth
                                                            and Income Fund
                                                            (from 1996 to 2000)

Officers:

Andrew B. Shoup            Treasurer ***         Since      Director of CAM; Senior         N/A            N/A
CAM                                              2004       Vice President and Chief
125 Broad Street           Senior Vice                      Administrative Officer of
10th Floor                 President and         Since      mutual funds associated
New York, NY 10004         Chief                 2003       with Citigroup; Treasurer
Age 47                     Administrative                   of certain mutual funds
                           Officer                          associated with Citigroup;
                                                            Head of International
                                                            Funds Administration of
                                                            CAM (from 2001 to
                                                            2003); Director of Global
                                                            Funds Administration of
                                                            CAM (from 2000 to
                                                            2001); Head of U.S.
                                                            Citibank Funds
                                                            Administration of CAM
                                                            (from 1998 to 2000)

Alan J. Blake              Executive Vice        Since      Managing Director of            N/A            N/A
CAM                        President             2002       Salomon Brothers Asset
399 Park Avenue, 4th Floor                                  Management Inc
New York, NY 10022                                          ("SBAM")
Age 53

          Additional Information
          (unaudited) (continued)


                                                                                   Number of
                                                                 Principal       Portfolios in
                                            Term of Office*    Occupation(s)     Fund Complex        Other
                           Position(s) Held  and Length of      During Past       Overseen by  Board Memberships
Name, Address and Age        with Company     Time Served       Five Years         Director    Held by Director
---------------------      ---------------- --------------- -------------------- ------------- -----------------

James E. Craige, CFA        Executive Vice       Since      Managing Director of      N/A             N/A
CAM                         President            1998       SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 37

John B. Cunningham          Executive Vice       Since      Managing Director of      N/A             N/A
CAM                         President            1998       SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 39

John G. Goode               Executive Vice       Since      Managing Director of      N/A             N/A
CAM                         President            2002       SBAM
One Sansome Street
36th Floor
San Francisco, CA 94104
Age 59

Peter J. Hable              Executive Vice       Since      Managing Director of      N/A             N/A
CAM                         President            2002       SBAM
One Sansome Street
36th Floor
San Francisco, CA 94104
Age 45

Roger M. Lavan, CFA         Executive Vice       Since      Managing Director of      N/A             N/A
CAM                         President            1998       SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 40

Beth A. Semmel, CFA         Executive Vice       Since      Managing Director of      N/A             N/A
CAM                         President            1998       SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 43

Peter J. Wilby, CFA         Executive Vice       Since      Managing Director of      N/A             N/A
CAM                         President            1995       SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 45

George J. Williamson        Executive Vice       Since      Managing Director of      N/A             N/A
CAM                         President            1998       SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 69

          Additional Information
          (unaudited) (continued)

                                                                                           Number of
                                                                      Principal          Portfolios in
                                              Term of Office*       Occupation(s)        Fund Complex        Other
                             Position(s) Held  and Length of         During Past          Overseen by  Board Memberships
Name, Address and Age          with Company     Time Served          Five Years            Director    Held by Director
---------------------        ---------------- --------------- -------------------------- ------------- -----------------

Andrew Beagley                Vice President       Since      Director of CGM (since          N/A             N/A
CAM                           and Chief            2002       2000); Director of
399 Park Avenue, 4th Floor    Anti-Money                      Compliance, North
New York, NY 10022            Laundering                      America, CAM (since
Age 40                        Compliance                      2000); Chief Anti-Money
                              Officer                         Laundering Compliance
                                                              Officer and Vice
                                                              President of certain
                                                              mutual funds associated
                                                              with Citigroup;
                                                              Director of Compliance,
                                                              Europe, the Middle East
                                                              and Africa, CAM (from
                                                              1999 to 2000);
                                                              Compliance Officer,
                                                              Salomon Brothers Asset
                                                              Management Limited,
                                                              Smith Barney Global
                                                              Capital Management Inc.,
                                                              Salomon Brothers Asset
                                                              Management Asia Pacific
                                                              Limited (from 1997 to
                                                              1999)

Frances M. Guggino            Controller           Since      Vice President of CGM;          N/A             N/A
CAM                                                2002       Controller of certain
125 Broad Street, 10th Floor                                  mutual funds associated
New York, NY 10004                                            with Citigroup
Age 45

Robert I. Frenkel             Secretary            Since      Managing Director and           N/A             N/A
CAM                           and Chief            2003       General Counsel of
300 First Stamford Place      Legal Officer                   Global Mutual Funds for
4th Floor                                                     CAM and its predecessor
Stamford, CT 06902                                            (since 1994); Secretary of
Age 48                                                        CFM; Secretary and Chief
                                                              Legal Officer of mutual
                                                              funds associated with
                                                              Citigroup

--------
  *Directors are elected until the Company's next annual meeting and until their successors are elected and qualified. Officers are elected or appointed by the Directors and hold office until they resign, are removed or are otherwise disqualified to serve.
 **Mr. Gerken is an "interested person" of the Company as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and of certain of its affiliates.
***As of January 20, 2004.

          Tax Information
          (unaudited)

For Federal tax purposes the Fund hereby designates for the fiscal year ended December 31, 2003:

..  A corporate dividends received deduction of 99.45%.

Salomon Brothers Variable Series Funds Inc


Directors
CAROL L. COLMAN
DANIEL P. CRONIN
LESLIE H. GELB
R. JAY GERKEN, CFA
   Chairman
WILLIAM R. HUTCHINSON
RIORDAN ROETT
JESWALD W. SALACUSE

Officers
R. JAY GERKEN, CFA
   President and Chief
   Executive Officer
ANDREW B. SHOUP*
   Senior Vice President,
   Chief Administrative Officer
   and Treasurer
ALAN J. BLAKE
   Executive Vice President
JAMES E. CRAIGE, CFA
   Executive Vice President
JOHN B. CUNNINGHAM, CFA
   Executive Vice President
JOHN G. GOODE
   Executive Vice President
PETER J. HABLE
   Executive Vice President
ROGER M. LAVAN, CFA
   Executive Vice President
BETH A. SEMMEL, CFA
   Executive Vice President
PETER J. WILBY, CFA
   Executive Vice President
GEORGE J. WILLIAMSON
   Executive Vice President
ANDREW BEAGLEY
   Vice President and Chief
   Anti-Money Laundering
   Compliance Officer
FRANCES M. GUGGINO
   Controller
ROBERT I. FRENKEL
   Secretary and
   Chief Legal Officer

--------
* Elected Treasurer as of January 20, 2004.

Investment Manager
    Salomon Brothers Asset Management Inc
    399 Park Avenue
    New York, New York 10022

Custodian
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

Legal Counsel
    Simpson Thacher & Bartlett LLP
    425 Lexington Avenue
    New York, New York 10017

Independent Auditors
    PricewaterhouseCoopers LLP
    1177 Avenue of the Americas
    New York, New York 10036

Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable Large Cap Growth Fund
The Fund is a separate investment fund of the Salomon Brothers Variable Series Funds Inc, a Maryland corporation.
[LOGO] SALOMON
BROTHERS
Asset Management

                  399 PARK AVENUE . NEW YORK, NEW YORK 10022
                                                                        04-6075

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that William R. Hutchinson, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Hutchinson as the Audit Committee's financial expert. Mr. Hutchinson is an "independent" Director pursuant to paragraph
         (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    (a) Audit Fees for Salomon Brothers Variable Series Funds Inc were $199,318 and $166,500 for the years ended 12/31/03 and 12/31/02, respectively. These amounts represent aggregate fees paid to the Accountant in connection with the annual audit of the Salomon Brothers Variable Series Funds Inc's financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings.

    (b) Audit-Related Fees for Salomon Brothers Variable Series Funds Inc were $0 and $0 for the years ended 12/31/03 and 12/31/02.

         In addition, there were no Audit-Related Fees billed in the years ended 12/31/03 and 12/31/02 for assurance and related services by the Accountant to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Salomon Brothers Variable Series Funds Inc ("service affiliates"), that required pre-approval by the Audit Committee for the period May 6, 2003 to December 31, 2003 (prior to May 6, 2003 services provided by the Accountant were not required to be pre-approved).

    (c) Tax Fees for Salomon Brothers Variable Series Funds Inc were $25,300 and $25,200 for the years ended 12/31/03 and 12/31/02. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Salomon Brothers Variable Series Funds Inc.

         There were no fees billed for tax services by the Accountants to service affiliates for the period May 6, 2003 through December 31, 2003 that required pre-approval by the Audit Committee.

    (d) There were no All Other Fees for Salomon Brothers Variable Series Funds Inc for the years ended 12/31/03 and 12/31/02.

         All Other Fees. The aggregate fees billed for all other non-audit services rendered by the Accountant to Salomon Brothers Asset Management ("SBAM"), and any entity controlling, controlled by or under common control with SBAM that provided ongoing services to Salomon Brothers Variable Series Funds Inc, requiring pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2003, which included the issuance of reports on internal control under SAS No. 70 relating to various Citigroup Asset Management ("CAM") entities, were $558,750; all of which were pre-approved by the Audit Committee.

    (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

         The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

         The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports;
         (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

         Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee;
         (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

    (f)  N/A

    (g) Non-audit fees billed by the Accountant for services rendered to Salomon Brothers Variable Series Funds Inc and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Salomon Brothers Variable Series Funds Inc were $18.3 million and $6.4 million for the years ended 12/31/2003 and 12/31/2002.

    (h) Yes. The Salomon Brothers Variable Series Funds Inc's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Accountant to the Salomon Brothers Variable Series Funds Inc or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
             Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a) Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Variable Series Funds Inc

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Salomon Brothers Variable Series Funds Inc

Date: March 10, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Salomon Brothers Variable Series Funds Inc

Date: March 10, 2004

By:   /s/ Andrew B. Shoup
      Andrew B. Shoup
      Chief Administrative Officer of
      Salomon Brothers Variable Series Funds Inc

Date: March 10, 2004